Shareholder's Deficit	12 Months Ended
Dec. 31, 2025
Shareholder's Deficit [Abstract]
SHAREHOLDER'S DEFICIT

15. SHAREHOLDER’S DEFICIT

Ordinary Shares — The Company is authorized to issue 500,000,000 ordinary shares with a par value of $0.0001 per share. Holders of ordinary shares are entitled to one vote per share owned on each matter properly submitted to the shareholders on which the holders of the ordinary shares are entitled to vote. The holders of ordinary shares shall be entitled to receive dividends and other distributions (payable in cash, property or capital stock of the Company) when, as and if declared thereon by our board of directors from time to time out of any assets for funds of the Company legally available therefor and shall share equally on a per share basis in such dividends and distributions.

As a result of the Business Combination, Breeze’s outstanding shares were exchanged for 4,140,948 ordinary shares of the Company; 64,730,411 ordinary shares of the Company were issued to the former shareholders of YD Biopharma.

In addition, on August 28, 2025, the Company issued 1,650,000 ordinary shares to certain investors in connection with a PIPE Financing raising aggregate proceeds of $13.2 million at a price per share of $8.00.

In December 2025, 62,580 public warrants were exercised and converted into ordinary shares at an exercise price of $11.5 per share, and 1,782,089 private warrants were exchanged for 205,333 ordinary shares on a cashless basis.

After the above conversion and as of December 31, 2025, there were 70,789,261 ordinary shares outstanding.

On July 7, 2025 the Board adopted, and the then sole shareholder of the Company approved the YD Bio Limited Equity Incentive Plan (the “Equity Incentive Plan”). The Equity Incentive Plan is adopted by the Company in connection with the Business Combination. From and after the time of the Business Combination, the Company intends to use this Equity Incentive Plan to grant new awards to eligible participants from time to time, subject to and in accordance with the terms and conditions described therein. As of December 31, 2025, no awards have been granted under the plan.